Annual Fund Operating Expenses (Vanguard Convertible Securities Fund Participant)	Vanguard Convertible Securities Fund Vanguard Convertible Securities Fund - Investor Shares 12/1/2013 - 11/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%